REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
As the following tables indicate, at December 31, 2012, the Company and related Bank subsidiary both exceeded minimum regulatory capital requirements as specified in the tables below.
	Actual		Minimum for capital adequacy purposes
The Company:	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012:
Total Capital (to Risk-Weighted Assets)	$67,443	16.60%	$32,175	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	62,229	15.34%	16,359	4.00%
Tier 1 Capital (to Average Assets)	62,229	10.78%	23,013	4.00%
	Actual		Minimum for capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2011:
Total Capital (to Risk-Weighted Assets)	$60,600	13.49%	$35,947	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	54,929	12.22%	17,973	4.00%
Tier 1 Capital (to Average Assets)	54,929	9.14%	24,033	4.00%
There are no well capitalized minimum requirements on holding companies like the Company.
New Century Bank’s actual capital amounts and ratios are presented in the table below as of December 31, 2012 and 2011:
	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012:
Total Capital (to Risk-Weighted Assets)	$65,917	16.24%	$32,584	8%	$46,840	11.5%
Tier 1 Capital (to Risk-Weighted Assets)	60,791	14.98%	16,294	4.00%	32,588	8.00%
Tier 1 Capital (to Average Assets)	60,791	10.52%	22,995	4.00%	57,489	8.00%
	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011:
Total Capital (to Risk-Weighted Assets)	$58,931	13.14%	$35,868	8.00%	$51,560	11.50%
Tier 1 Capital (to Risk-Weighted Assets)	53,272	11.88%	17,934	4.00%	35,868	8.00%
Tier 1 Capital (to Average Assets)	53,272	8.87%	24,033	4.00%	48,066	8.00%